Pension And Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost	$ 155	$ 303	$ (2,821)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost	$ 651	1,352	(679)
Defined Benefit Measurement Date	Dec. 31, 2017
Pension Contribution Date				Dec. 31, 2013
Preferred equity interest in Mobility	$ 9,155	8,477
Net assets available for benefits	$ 54,618	51,087
Estimated Future Pension Contribution Description	The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions.
Estimated Future Pension Contribution	$ 560
Contributions to our Postretirement VEBA trust	566	910
Contribution to our pension plans	$ 560	350		$ 175
Funding status of pension obligation when including mobility contribution	90.00%
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage	0.50%
Changes in Benefit Obligation and Plan Assets, Description	In September 2017, AT&T notified the trust and the fiduciary of the preferred equity interest that AT&T committed that it would not exercise its call option of the preferred interest until at least September 9, 2022.
Pension Benefit [Member] | Tax Year 2015 [Member]
Defined Benefit Plan Disclosure [Line Items]
Annualized cash contributions to be received by the trust/pension	$ 175
Pension Benefit [Member] | Tax Year 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Annualized cash contributions to be received by the trust/pension	175
Pension Benefit [Member] | Tax Year 2017 [Member]
Defined Benefit Plan Disclosure [Line Items]
Annualized cash contributions to be received by the trust/pension	175
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost	(496)	(1,049)	(2,142)
Contributions to our Postretirement VEBA trust	$ 500	0
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage	4.00%
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost	$ 215	$ 166	$ 51